Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 1,964	$ 5,241	$ 6,879	$ 9,273	$ 5,290
Accounts receivable, net	3,428	2,834		3,508
Unbilled accounts receivable	475	1,401		1,445
Inventories	9,080	7,435		3,901
Prepaid expenses and other current assets	1,132	1,040		489
Total current assets	16,079	17,951		18,616
Equipment, furniture and leasehold improvements, net	8,802	8,980		9,131
Intangibles and other assets	241	282		336
Total assets	25,122	27,213		28,083
Current liabilities:
Accounts payable	1,272	1,432		1,636
Accrued compensation	1,285	1,528		1,246
Revolving credit facility, net	920	1,689
Other accrued expenses	492	1,069		1,193
Other current liabilities	566	590		602
Total current liabilities	5,523	6,753		4,677
Commitments and contingencies (Note 11)
Shareholders' equity:
Preferred stock, $.001 par value: authorized 10,000,000 shares: Series B Convertible Preferred stock, (liquidation preference of $5,659,000) stated value $1,000 per share, $.001 par value: 10,000 shares designated and 5,659 issued and outstanding as of December 31, 2016 and 2015
Common stock, $.001 par value: authorized 200,000,000 shares, issued 31,788,582 shares as of December 31, 2016 and 29,550,170 shares as of December 31, 2015	35	32		30
Additional paid-in capital	246,312	239,915		234,814
Accumulated deficit	(226,248)	(218,987)		(210,938)
Treasury stock, 162,066 shares as of December 31, 2016 and 2015	(500)	(500)		(500)
Total shareholders' equity	19,599	20,460		23,406	$ 21,072
Total liabilities and shareholders' equity	$ 25,122	$ 27,213		$ 28,083